Cash and Cash Equivalents - Addition Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Deposits in margin accounts guarantees several obligations	$ 196	$ 250